INVESTMENT IN AN AFFILIATED COMPANY (Acquisition of Stocks of FAvS) (Narrative) (Details) (First Aviation Services, Inc. [Member])	Dec. 31, 2014	Dec. 31, 2013
First Aviation Services, Inc. [Member]
Business Acquisition [Line Items]
Investee ownership percentage	28.08%	29.36%